Employee Benefits - Net Pension Cost and Amount Recognized in OCI for All Funded and Unfunded Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost on PBO	$ 43	$ 41	$ 45
Expected return on plan assets	(44)	(39)	(42)
Amortization of losses (gains)	8	9	9
Amortization of prior service credit	0	0	0
Settlement loss	0	0	18
Net pension cost	7	11	30
Other changes in plan assets and benefit obligations recognized in OCI:
Net (gain) loss	6	26	26
Amortization of (gains)	(8)	6	(27)
Amortization of prior service credit	0	0	0
Total recognized in comprehensive income	(2)	32	(1)
Total recognized in net pension cost and comprehensive income	5	43	29
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Interest cost on PBO	2	2	2
Expected return on plan assets	(2)	(2)	(2)
Amortization of losses (gains)	(1)	(1)	(1)
Amortization of prior service credit	(1)	(1)	(1)
Settlement loss	0	0	0
Net pension cost	(2)	(2)	(2)
Other changes in plan assets and benefit obligations recognized in OCI:
Net (gain) loss	1	1	1
Amortization of (gains)	0	0	0
Amortization of prior service credit	1	1	1
Total recognized in comprehensive income	2	2	2
Total recognized in net pension cost and comprehensive income	$ 0	$ 0	$ 0